Note 14 - Mortgage Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2025		December 31, 2024
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 15, 2026	$275,000	$88,708	$275,000	$72,642
Facility B - SOFR plus 1.45% [1]	On demand	225,000	-	125,000	-
Facility C - SOFR plus 1.45%	September 17, 2026	500,000	44,551	-	-
		$1,000,000	$133,259	$400,000	$72,642